INCOME TAXES (Details Narrative)	6 Months Ended				12 Months Ended
	Sep. 30, 2025 USD ($)		Sep. 30, 2024 USD ($)	[1]	Mar. 31, 2025 USD ($)		Mar. 31, 2025 HKD ($)	Mar. 31, 2024 USD ($)		Mar. 31, 2023 USD ($)	[2]
Assessable profits	$ (393,348)	[1]	$ (269,927)		$ (557,108)	[2]	$ 2,000,000	$ (808,336)	[2]	$ (703,433)
Effective income tax rate reconciliation, percent					80.00%		80.00%
UNITED STATES
Effective income tax rate reconciliation federal tax rate	21.00%
Effective income tax rate reconciliation GILTI percent	50.00%				50.00%		50.00%
Effective income tax rate reconciliation	10.50%				10.50%		10.50%
Net operating loss	$ 5,820,842				$ 5,827,920			4,058,527
HONG KONG
Effective income tax rate reconciliation federal tax rate					16.50%		16.50%
Effective income tax rate reconciliation	8.25%				8.25%		8.25%
Applicable tax rate description	The applicable tax rate for the first HKD 2 million of assessable profits is 8.25% and assessable profits above HKD 2 million will continue to be subject to the rate of 16.5% for corporations in Hong Kong, effective from the year of assessment 2018/2019. Before that, the applicable tax rate was 16.5% for corporations in Hong Kong
Net operating loss	$ 16,225,227				$ 14,647,846			$ 12,046,054
Assessable profits							$ 2,000,000
Effective income tax rate reconciliation, percent	16.50%				16.50%		16.50%

[1]	The applicable statutory rate applied is based on the profits tax rates in Hong Kong. Effective for tax years ended on or after March 31, 2018, the applicable tax rate was 8.25% on the first HK $2,000,000 of assessable profits and 16.5% on any assessable profits above that threshold.
[2]	The applicable statutory rate applied is based on the profits tax rates in Hong Kong. Effective for tax years ended on or after March 31, 2018, the applicable tax rate was 8.25% on the first HK $2,000,000 of assessable profits and 16.5% on any assessable profits above that threshold.